Operations	12 Months Ended
Jun. 30, 2024
Operations [Abstract]
Operations

1. Operations

BrasilAgro - Companhia Brasileira de Propriedades Agrícolas (“BrasilAgro”) or (“Company”) was incorporated on September 23, 2005 and is headquartered at Avenida Brigadeiro Faria Lima, 1309, in São Paulo with branches in the states of Bahia, Goiás, Mato Grosso, Minas Gerais, Maranhão, Piauí and São Paulo, as well as in Paraguay and Bolivia. The Company is the direct and indirect parent company of closely held companies and its corporate purpose is: (i) the commercial exploration, import and export of agriculture activities and inputs, cattle raising and forestry activities; (ii) the purchase, sale and rental of real estate in rural and/or urban areas; and (iii) real estate brokerage involving any type of operations; and management of its own and third-party assets.

The Company and its subsidiaries operate on 21 farms with total area of 266,249 hectares, of which 201,032 hectares are owned and 65,217 hectares are leased. There are eighteen (18) farms in seven states of Brazil, one (1) farm in Paraguay and two (2) farms in Bolivia. The total number does not include the 2,009-hectare area of the Alto Taquari and Rio do Meio farms (1,157 and 852 hectares, respectively) and 4,767, hectares from the acquisition of Primavera Farm, according to Note 2.4. All these farms have negotiated and the transfer of ownership to their buyers has not yet occurred.